Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.27%
Australia–1.72%
Ampol Ltd.	249	$5,275
APA Group	849	5,760
ASX Ltd.	141	8,389
Aurizon Holdings Ltd.	2,440	6,122
BlueScope Steel Ltd.	545	7,124
Brambles Ltd.	1,106	7,612
Cochlear Ltd.	46	6,298
Coles Group Ltd.	954	10,996
Computershare Ltd.	448	6,204
Dexus	805	5,889
Fortescue Metals Group Ltd.	1,267	17,939
GPT Group (The)	1,406	5,004
Insurance Australia Group Ltd.	1,610	4,848
Lendlease Corp. Ltd.	495	3,510
Macquarie Group Ltd.	255	33,469
Mirvac Group	2,727	5,087
Newcrest Mining Ltd.	580	8,925
Northern Star Resources Ltd.	836	4,963
Ramsay Health Care Ltd.	123	5,490
REA Group Ltd.	44	4,569
SEEK Ltd.	284	5,888
Stockland	1,744	5,047
Sydney Airport(a)	1,102	6,754
Transurban Group	2,053	18,139
Vicinity Centres	4,613	5,353
		204,654
Austria–0.12%
Mondi PLC	307	7,680
Verbund AG	64	6,776
		14,456
Belgium–0.18%
KBC Group N.V.	189	16,406
Umicore S.A.	141	5,331
		21,737
Brazil–0.11%
Wheaton Precious Metals Corp.	316	12,740
Canada–3.72%
Agnico Eagle Mines Ltd.	160	7,642
Ballard Power Systems, Inc.(a)	323	3,369
Bank of Montreal	479	54,217
Bank of Nova Scotia (The)	893	64,322
Canadian National Railway Co.	525	63,988
Canadian Pacific Railway Ltd.	201	14,351
Canadian Tire Corp. Ltd., Class A	47	6,786
FirstService Corp.	33	5,262
Fortis, Inc.	321	15,248
Franco-Nevada Corp.	148	19,568
Gildan Activewear, Inc.	175	6,966
Intact Financial Corp.	119	16,124
Magna International, Inc.	235	18,933
Metro, Inc.	148	7,916
Shares		Value
Canada–(continued)
National Bank of Canada	259	$20,722
Ritchie Bros. Auctioneers, Inc.	103	6,278
Rogers Communications, Inc., Class B	252	12,781
Shopify, Inc., Class A(a)	82	79,149
TMX Group Ltd.	50	5,086
Toromont Industries Ltd.	61	5,149
WSP Global, Inc.	68	9,067
		442,924
China–0.08%
BOC Hong Kong Holdings Ltd.	2,500	9,635
Denmark–1.79%
Ambu A/S, Class B	146	3,095
Coloplast A/S, Class B	85	12,352
Genmab A/S(a)	50	16,986
GN Store Nord A/S	88	5,323
Novo Nordisk A/S, Class B	1,217	121,832
Novozymes A/S, Class B	148	10,164
Orsted A/S(b)	141	15,024
Pandora A/S	85	9,215
Vestas Wind Systems A/S	725	19,498
		213,489
Finland–0.40%
Elisa OYJ	86	5,056
Kesko OYJ, Class B	186	5,896
Neste OYJ	307	13,777
Orion OYJ, Class B	101	4,103
UPM-Kymmene OYJ	347	12,641
Wartsila OYJ Abp	507	6,281
		47,754
France–2.75%
Amundi S.A.(b)	52	4,052
AXA S.A.	1,445	45,735
Bureau Veritas S.A.	219	6,272
Carrefour S.A.	431	8,206
Cie Generale des Etablissements Michelin S.C.A.	124	20,754
Danone S.A.	503	31,337
EssilorLuxottica S.A.	219	41,528
Gecina S.A.	33	4,467
L’Oreal S.A.	184	78,765
Schneider Electric SE	392	66,637
Unibail-Rodamco-Westfield(a)	102	7,711
Valeo	190	5,309
Vivendi SE	546	7,155
		327,928
Germany–3.00%
adidas AG	136	37,040
Allianz SE	297	76,067
Beiersdorf AG	70	6,930
Deutsche Boerse AG	141	24,898
Deutsche Post AG	717	42,727
Henkel AG & Co. KGaA, Preference Shares	178	14,495

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Germany–(continued)
Merck KGaA	87	$18,965
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	110	34,500
Puma SE	71	7,515
SAP SE	764	94,591
		357,728
Hong Kong–0.57%
Hang Seng Bank Ltd.	600	11,857
Hong Kong Exchanges & Clearing Ltd.	900	50,794
MTR Corp. Ltd.	1,000	5,404
		68,055
Ireland–0.37%
CRH PLC	598	30,062
Kerry Group PLC, Class A	110	13,862
		43,924
Israel–0.09%
Bank Leumi Le-Israel BM	1,031	11,044
Italy–0.50%
Amplifon S.p.A.	119	5,040
Intesa Sanpaolo S.p.A.	12,887	38,095
Iveco Group N.V.(a)	153	1,628
Snam S.p.A.	1,299	7,255
Terna Rete Elettrica Nazionale S.p.A.	929	7,277
		59,295
Japan–5.89%
Aeon Co. Ltd.	500	11,401
Ajinomoto Co., Inc.	400	11,174
Asahi Kasei Corp.	900	8,849
Astellas Pharma, Inc.	1,400	22,524
Capcom Co. Ltd.	200	4,825
Chugai Pharmaceutical Co. Ltd.	500	16,236
Daikin Industries Ltd.	200	42,019
Eisai Co. Ltd.	200	10,107
Fast Retailing Co. Ltd.	45	26,443
FUJIFILM Holdings Corp.	300	20,084
Fujitsu Ltd.	100	13,189
Hankyu Hanshin Holdings, Inc.	200	5,830
Ibiden Co. Ltd.	100	5,582
Kansai Paint Co. Ltd.	200	4,153
Kao Corp.	400	20,015
KDDI Corp.	1,200	38,130
Keio Corp.	100	4,503
Kikkoman Corp.	100	7,567
Kobe Bussan Co. Ltd.	200	6,228
Komatsu Ltd.	600	14,771
Kurita Water Industries Ltd.	100	4,100
Mitsui Fudosan Co. Ltd.	700	14,966
Miura Co. Ltd.	200	5,919
MS&AD Insurance Group Holdings, Inc.	300	10,298
Nippon Express Holdings, Inc.	100	5,883
Nippon Yusen K.K.	100	7,826
Nitto Denko Corp.	100	7,774
Nomura Research Institute Ltd.	300	10,555
Odakyu Electric Railway Co. Ltd.	200	3,536
Omron Corp.	100	7,307
ORIX Corp.	900	18,576
Shares		Value
Japan–(continued)
ORIX JREIT, Inc.	3	$4,302
Panasonic Corp.	1,600	17,577
Resona Holdings, Inc.	1,500	6,441
Secom Co. Ltd.	200	14,137
Sekisui House Ltd.	600	12,164
SG Holdings Co. Ltd.	200	4,256
Shimizu Corp.	900	5,999
Shionogi & Co. Ltd.	200	11,247
Sompo Holdings, Inc.	200	9,358
Sony Group Corp.	900	100,546
Sumitomo Chemical Co. Ltd.	1,400	7,044
Sumitomo Mitsui Trust Holdings, Inc.	200	6,935
Suntory Beverage & Food Ltd.	200	7,711
Sysmex Corp.	100	9,495
Tokyo Electron Ltd.	100	48,608
Tokyu Corp.	300	3,990
Toray Industries, Inc.	900	5,720
TOTO Ltd.	100	4,324
West Japan Railway Co.	100	4,202
Yamaha Corp.	100	4,553
Yamaha Motor Co. Ltd.	200	4,773
Yaskawa Electric Corp.	200	8,398
Z Holdings Corp.	1,900	9,708
		701,858
Netherlands–2.34%
Akzo Nobel N.V.	144	14,913
ASML Holding N.V.	302	206,568
Koninklijke DSM N.V.	125	23,542
NN Group N.V.	210	11,767
Wolters Kluwer N.V.	213	21,701
		278,491
New Zealand–0.20%
Fisher & Paykel Healthcare Corp. Ltd.	417	7,678
Meridian Energy Ltd.	1,313	3,780
Spark New Zealand Ltd.	1,719	4,903
Xero Ltd.(a)	97	7,870
		24,231
Norway–0.32%
DNB Bank ASA	692	16,460
Mowi ASA	283	6,950
Orkla ASA	740	7,070
Telenor ASA	492	8,119
		38,599
Portugal–0.05%
Jeronimo Martins SGPS S.A.	233	5,606
Russia–0.05%
Coca-Cola HBC AG(a)	164	5,439
Singapore–0.61%
DBS Group Holdings Ltd.	1,400	36,675
Oversea-Chinese Banking Corp. Ltd.	2,700	25,005
Singapore Telecommunications Ltd.	6,400	11,537
		73,217
Spain–0.53%
Banco Bilbao Vizcaya Argentaria S.A.	5,064	32,232
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Spain–(continued)
Industria de Diseno Textil S.A.	818	$24,715
Red Electrica Corp. S.A.	322	6,498
		63,445
Sweden–0.42%
Boliden AB	242	9,776
Electrolux AB, Class B	197	4,082
Essity AB, Class B	400	11,260
Husqvarna AB, Class B	397	5,544
Svenska Cellulosa AB S.C.A., Class B	423	7,360
Tele2 AB, Class B	329	4,776
Telia Co. AB	1,832	7,215
		50,013
Switzerland–2.79%
Givaudan S.A.	7	29,039
Kuehne + Nagel International AG, Class R	37	10,486
Lonza Group AG	57	39,235
Roche Holding AG	507	196,040
SGS S.A.	4	11,407
Sonova Holding AG, Class A	38	13,500
Swiss Life Holding AG	25	16,064
Swisscom AG	18	10,268
Vifor Pharma AG	38	6,721
		332,760
United Kingdom–4.48%
abrdn PLC	1,458	4,758
Ashtead Group PLC	350	25,002
Associated British Foods PLC	234	6,158
Barratt Developments PLC	695	5,758
Berkeley Group Holdings PLC	72	4,098
British Land Co. PLC (The)	716	5,341
BT Group PLC	6,928	18,344
Burberry Group PLC	280	7,067
CNH Industrial N.V.	767	11,620
Coca-Cola Europacific Partners PLC	143	8,172
Compass Group PLC	1,320	29,963
Croda International PLC	84	9,050
DCC PLC	66	5,540
Informa PLC(a)	982	7,443
InterContinental Hotels Group PLC(a)	122	8,057
J Sainsbury PLC	1,618	6,352
JD Sports Fashion PLC	2,615	6,690
Johnson Matthey PLC	161	4,245
Kingfisher PLC	1,562	7,019
Liberty Global PLC, Class C(a)	418	11,303
Linde PLC	375	119,505
National Grid PLC	2,557	37,360
RELX PLC	1,431	43,862
Schroders PLC	112	5,135
Segro PLC	825	14,475
St James’s Place PLC	391	8,064
Taylor Wimpey PLC	2,441	4,998
Unilever PLC	1,859	94,513
United Utilities Group PLC	487	7,006
Whitbread PLC(a)	156	6,413
		533,311
Shares		Value
United States–61.19%
ABIOMED, Inc.(a)	33	$9,764
Agilent Technologies, Inc.	229	31,904
Allegion PLC	65	7,977
Ally Financial, Inc.	283	13,505
American Express Co.	494	88,831
American Tower Corp.	329	82,743
Ameriprise Financial, Inc.	91	27,692
AmerisourceBergen Corp.	122	16,616
Amgen, Inc.	413	93,809
Aptiv PLC(a)	201	27,453
Atmos Energy Corp.	97	10,400
Automatic Data Processing, Inc.	313	64,531
Baker Hughes Co., Class A	489	13,418
Bank of New York Mellon Corp. (The)	652	38,638
Becton, Dickinson and Co.	218	55,403
Best Buy Co., Inc.	174	17,275
Biogen, Inc.(a)	111	25,086
BlackRock, Inc.	111	91,346
Bunge Ltd.	100	9,886
C.H. Robinson Worldwide, Inc.	102	10,674
Cable One, Inc.	3	4,634
Campbell Soup Co.	140	6,177
Cardinal Health, Inc.	230	11,861
Caterpillar, Inc.	398	80,221
CBRE Group, Inc., Class A(a)	246	24,930
Centene Corp.(a)	450	34,992
Cerner Corp.	222	20,246
Charles Schwab Corp. (The)	1,060	92,962
Cheniere Energy, Inc.	165	18,464
Cigna Corp.	248	57,154
Cisco Systems, Inc.	3,062	170,462
Clorox Co. (The)	90	15,107
CME Group, Inc., Class A	268	61,506
Coca-Cola Co. (The)	2,963	180,773
Colgate-Palmolive Co.	594	48,975
Consolidated Edison, Inc.	250	21,613
CSX Corp.	1,632	55,847
Cummins, Inc.	109	24,076
DaVita, Inc.(a)	71	7,694
DENTSPLY SIRONA, Inc.	158	8,440
eBay, Inc.	481	28,894
Ecolab, Inc.	191	36,185
Edwards Lifesciences Corp.(a)	468	51,106
Electronic Arts, Inc.	223	29,583
Equinix, Inc.	65	47,119
Eversource Energy	245	21,925
Expeditors International of Washington, Inc.	125	14,310
FactSet Research Systems, Inc.	28	11,813
Fastenal Co.	422	23,919
Ferguson PLC	171	26,918
Fortive Corp.	247	17,423
Fortune Brands Home & Security, Inc.	97	9,134
Generac Holdings, Inc.(a)	49	13,837
General Mills, Inc.	449	30,837
Gilead Sciences, Inc.	937	64,353
Hasbro, Inc.	95	8,786
HCA Healthcare, Inc.	189	45,369
Henry Schein, Inc.(a)	98	7,379
Hilton Worldwide Holdings, Inc.(a)	215	31,199
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Hologic, Inc.(a)	185	$12,994
Home Depot, Inc. (The)	765	280,740
Hormel Foods Corp.	220	10,443
Humana, Inc.	99	38,858
Huntington Bancshares, Inc.	789	11,882
IDEX Corp.	55	11,849
IDEXX Laboratories, Inc.(a)	63	31,960
IHS Markit Ltd.	282	32,935
Illinois Tool Works, Inc.	227	53,100
Illumina, Inc.(a)	114	39,765
Insulet Corp.(a)	51	12,648
International Flavors & Fragrances, Inc.	191	25,197
Interpublic Group of Cos., Inc. (The)	296	10,520
Jazz Pharmaceuticals PLC(a)	37	5,140
Johnson Controls International PLC	530	38,515
Kellogg Co.	184	11,592
KeyCorp	728	18,244
Kimberly-Clark Corp.	256	35,238
LKQ Corp.	217	11,911
Lowe’s Cos., Inc.	501	118,912
Marsh & McLennan Cos., Inc.	380	58,383
Mettler-Toledo International, Inc.(a)	18	26,508
Microsoft Corp.	5,183	1,611,809
Moody’s Corp.	127	43,561
Newell Brands, Inc.	281	6,522
Norfolk Southern Corp.	179	48,686
Northern Trust Corp.	147	17,146
NVIDIA Corp.	1,817	444,911
ONEOK, Inc.	329	19,964
Owens Corning	83	7,362
Pentair PLC	122	7,771
PepsiCo, Inc.	1,001	173,694
Phillips 66	327	27,726
PNC Financial Services Group, Inc. (The)	314	64,681
Pool Corp.	31	14,764
PPG Industries, Inc.	183	28,585
Prologis, Inc.	532	83,428
Prudential Financial, Inc.	295	32,913
Quest Diagnostics, Inc.	94	12,692
Regions Financial Corp.	721	16,540
ResMed, Inc.	106	24,232
Robert Half International, Inc.	82	9,287
Rockwell Automation, Inc.	85	24,584
Roper Technologies, Inc.	79	34,536
Shares		Value
United States–(continued)
Sempra Energy	247	$34,126
State Street Corp.	266	25,137
STERIS PLC	59	13,240
SVB Financial Group(a)	38	22,188
Swiss Re AG	217	23,550
T. Rowe Price Group, Inc.	177	27,334
Take-Two Interactive Software, Inc.(a)	49	8,004
Teladoc Health, Inc.(a)	104	7,978
Teledyne Technologies, Inc.(a)	36	15,171
Tesla, Inc.(a)	611	572,336
Texas Instruments, Inc.	674	120,976
Tractor Supply Co.	83	18,120
Trane Technologies PLC	178	30,812
Travelers Cos., Inc. (The)	190	31,574
Truist Financial Corp.	992	62,317
UGI Corp.	154	6,984
Vail Resorts, Inc.	30	8,313
Valero Energy Corp.	210	17,424
Vertex Pharmaceuticals, Inc.(a)	188	45,693
VF Corp.	247	16,107
W.W. Grainger, Inc.	33	16,339
Walt Disney Co. (The)(a)	1,324	189,292
Waters Corp.(a)	45	14,405
West Pharmaceutical Services, Inc.	51	20,054
Xylem, Inc.	134	14,073
Zoetis, Inc.	346	69,127
ZoomInfo Technologies, Inc., Class A(a)	97	5,127
		7,291,703
Total Common Stocks & Other Equity Interests (Cost $8,178,083)		11,234,036
Money Market Funds–5.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	239,343	239,343
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	170,662	170,679
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	273,535	273,535
Total Money Market Funds (Cost $683,579)		683,557
TOTAL INVESTMENTS IN SECURITIES—100.01% (Cost $8,861,662)		11,917,593
OTHER ASSETS LESS LIABILITIES–(0.01)%		(1,103)
NET ASSETS–100.00%		$11,916,490
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $19,076, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$149,384	$215,807	$(125,848)	$-	$-	$239,343	$14
Invesco Liquid Assets Portfolio, Institutional Class	106,455	154,148	(89,892)	(15)	(17)	170,679	5
Invesco Treasury Portfolio, Institutional Class	170,725	246,637	(143,827)	-	-	273,535	7
Total	$426,564	$616,592	$(359,567)	$(15)	$(17)	$683,557	$26

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI World Index	6	March-2022	$548,400	$(22,423)	$(22,423)

(a)	Futures contracts collateralized by $70,793 cash held with Meril Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$204,654	$—	$204,654
Austria	—	14,456	—	14,456
Belgium	—	21,737	—	21,737
Brazil	12,740	—	—	12,740
Canada	442,924	—	—	442,924
China	—	9,635	—	9,635
Denmark	—	213,489	—	213,489
Finland	—	47,754	—	47,754
France	7,711	320,217	—	327,928
Germany	—	357,728	—	357,728
Hong Kong	—	68,055	—	68,055
Ireland	—	43,924	—	43,924
Israel	—	11,044	—	11,044
Italy	1,628	57,667	—	59,295
Japan	5,883	695,975	—	701,858
Netherlands	—	278,491	—	278,491
New Zealand	—	24,231	—	24,231
Norway	—	38,599	—	38,599
Portugal	—	5,606	—	5,606
Russia	—	5,439	—	5,439
Singapore	—	73,217	—	73,217
Spain	—	63,445	—	63,445
Sweden	—	50,013	—	50,013
Switzerland	—	332,760	—	332,760
United Kingdom	138,980	394,331	—	533,311
United States	7,241,235	50,468	—	7,291,703
Money Market Funds	683,557	—	—	683,557
Total Investments in Securities	8,534,658	3,382,935	—	11,917,593
Other Investments - Liabilities*
Futures Contracts	(22,423)	—	—	(22,423)
Total Investments	$8,512,235	$3,382,935	$—	$11,895,170

*	Unrealized appreciation (depreciation).
Invesco MSCI World SRI Index Fund